REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Revenues
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Turnkey contracts	31,001	29,729	29,882
Games	1,977	1,709	1,994
Total royalties	32,978	31,438	31,876
Development and other services from Aspire	-	767	1,617
Development and other services from NPI (See also Note 10)	4,349	5,651	7,578
Development and other services from Michigan Joint Operation (See also Note 10)	1,498	1,449	1,433
Total Development and other services	5,847	7,867	10,628
Access to IP rights (Caesars)*	18,155	14,293	7,959
Total Lottery revenues	56,980	53,598	50,463
Core	56,728	80,475	-
Games	43,879	18,265	-
Sports	33,951	13,360	-
Total Aspire revenues	134,558	112,100	-
Total Revenues	191,538	165,698	50,463